Options and Warrants (Details) - Schedule of Summarizes Additional Information Relating to the Options Outstanding - Options Outstanding [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding (in Shares)		874,835
Weighted Average Remaining Contractual Life(Years)		2 years 21 days
Weighted Average Exercise Price for Shares Outstanding		$ 3.23
Number Exercisable (in Shares)		874,835
Weighted Average Exercise Price for Shares Exercisable		$ 3.23
Intrinsic Value (in Dollars)		$ 214,460
Exercise Prices 1.93 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 1.93
Number Outstanding (in Shares)		214,500
Weighted Average Remaining Contractual Life(Years)	1 year 11 months 4 days	2 years 8 months 26 days
Weighted Average Exercise Price for Shares Outstanding		$ 1.93
Number Exercisable (in Shares)	1.93	214,500
Weighted Average Exercise Price for Shares Exercisable		$ 1.93
Intrinsic Value (in Dollars)		$ 145,860
Exercise Prices 2.12 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 2.12
Number Outstanding (in Shares)		140,000
Weighted Average Remaining Contractual Life(Years)	2 years 1 month 13 days	2 years 8 months 26 days
Weighted Average Exercise Price for Shares Outstanding		$ 2.12
Number Exercisable (in Shares)	2.12	140,000
Weighted Average Exercise Price for Shares Exercisable		$ 2.12
Intrinsic Value (in Dollars)		$ 68,600
Exercise Prices 2.65 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 2.65
Number Outstanding (in Shares)		20,000
Weighted Average Remaining Contractual Life(Years)	2 years 4 months 13 days	2 years 7 months 17 days
Weighted Average Exercise Price for Shares Outstanding		$ 2.65
Number Exercisable (in Shares)	2.37	20,000
Weighted Average Exercise Price for Shares Exercisable		$ 2.65
Intrinsic Value (in Dollars)
Exercise Prices 3.59 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 3.59
Number Outstanding (in Shares)		35,000
Weighted Average Remaining Contractual Life(Years)	2 years 7 months 9 days	3 years 8 months 1 day
Weighted Average Exercise Price for Shares Outstanding		$ 3.59
Number Exercisable (in Shares)	2.61	35,000
Weighted Average Exercise Price for Shares Exercisable		$ 3.59
Intrinsic Value (in Dollars)
Exercise Prices 3.75 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 3.75
Number Outstanding (in Shares)		57,500
Weighted Average Remaining Contractual Life(Years)	2 years 7 months 24 days	1 year 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding		$ 3.75
Number Exercisable (in Shares)	2.65	57,500
Weighted Average Exercise Price for Shares Exercisable		$ 3.75
Intrinsic Value (in Dollars)
Exercise Prices 3.98 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 3.98
Number Outstanding (in Shares)		30,000
Weighted Average Remaining Contractual Life(Years)	3 years 7 months 2 days	2 years 3 days
Weighted Average Exercise Price for Shares Outstanding		$ 3.98
Number Exercisable (in Shares)	3.59	30,000
Weighted Average Exercise Price for Shares Exercisable		$ 3.98
Intrinsic Value (in Dollars)
Exercise Prices 4.09 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 4.09
Number Outstanding (in Shares)		78,750
Weighted Average Remaining Contractual Life(Years)	3 years 9 months	1 year 6 months
Weighted Average Exercise Price for Shares Outstanding		$ 4.09
Number Exercisable (in Shares)	3.75	78,750
Weighted Average Exercise Price for Shares Exercisable		$ 4.09
Intrinsic Value (in Dollars)
Exercise Prices 4.12 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 4.12
Number Outstanding (in Shares)		50,000
Weighted Average Remaining Contractual Life(Years)	3 years 11 months 23 days	1 year 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding		$ 4.12
Number Exercisable (in Shares)	3.98	50,000
Weighted Average Exercise Price for Shares Exercisable		$ 4.12
Intrinsic Value (in Dollars)
Exercise Prices 4.16 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 4.16
Number Outstanding (in Shares)		144,083
Weighted Average Remaining Contractual Life(Years)	4 years 1 month 2 days	11 months 19 days
Weighted Average Exercise Price for Shares Outstanding		$ 4.16
Number Exercisable (in Shares)	4.09	144,083
Weighted Average Exercise Price for Shares Exercisable		$ 4.16
Intrinsic Value (in Dollars)
Exercise Prices 4.50 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 4.5
Number Outstanding (in Shares)		58,334
Weighted Average Remaining Contractual Life(Years)	4 years 1 month 13 days	1 year 6 months
Weighted Average Exercise Price for Shares Outstanding		$ 4.5
Number Exercisable (in Shares)	4.12	58,334
Weighted Average Exercise Price for Shares Exercisable		$ 4.5
Intrinsic Value (in Dollars)
Exercise Prices 4.58 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Range of Exercise Prices		$ 4.58
Number Outstanding (in Shares)		46,668
Weighted Average Remaining Contractual Life(Years)	4 years 1 month 28 days	11 months 19 days
Weighted Average Exercise Price for Shares Outstanding		$ 4.58
Number Exercisable (in Shares)	4.16	46,668
Weighted Average Exercise Price for Shares Exercisable		$ 4.58
Intrinsic Value (in Dollars)